Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Pueblo Viejo [member]
Disclosure of Contingent Liabilities [Line Items]
Date on petitioner appealed Trial Courts Decision to Constitutional Court	July 21, 2015
Filing date on motion to dismiss the appeal	July 28, 2015
Date on legal action dismissed for alleged environment contamination	June 25, 2015
Other environment related contingent liability [member]
Disclosure of Contingent Liabilities [Line Items]
Potential liability	$ 0
Securities Class Action Lawsuit [member]
Disclosure of Contingent Liabilities [Line Items]
Separate proposed class action dates against company and certain officers	October 28, 2016 and February 14, 2017
Acquisition of securities in secondary market alleged class period	From October 30, 2014 to August 23, 2016
State of Zacatecas Ecological Tax [member]
Disclosure of Contingent Liabilities [Line Items]
Effective date on State of Zacatecas Ecological Tax	January 1, 2017
First payment due date on State of Zacatecas Ecological Tax	February 17, 2017
Date on legal claims challenging constitutionality and legality	March 9, 2017
Effective date for constitutional authority to implement environmental taxes	February 11, 2019
2008 Taxation Year [member] | Mexican Tax Authority [member] | Mexican Subsidiary One [member]
Disclosure of Contingent Liabilities [Line Items]
Additional income taxes, interest and penalties		$ 11,000,000
2009 Taxation Year [member] | Mexican Tax Authority [member] | Mexican Subsidiary One [member]
Disclosure of Contingent Liabilities [Line Items]
Additional income taxes, interest and penalties		$ 102,000,000